Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Accounting for Share-Based Compensation

b.	Accounting for share-based compensation:

The Company accounts for share-based payment in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s statement of operations.

The fair value for the Company’s stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six months ended June 30,	Six months ended June 30,
	2017	2016

Dividend yield	0%	0%
Risk-free interest rate	1.42%	1.17%
Expected term (in years)	4.19	4.5
Volatility	80.39%	76.13%
Forfeiture rate	0%	10%

The dividend yield assumption is based on the Company’s historical and expectation of future dividend payouts and may be subject to changes in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company’s share.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company’s options.

The expected term of the options represents the period of time that the options are expected to be outstanding and is based on the simplified method, as allowed under Staff Accounting Bulletin No. 110, which is the mid point between the vesting date and the end of the contractual of the option.

Recently Issued Accounting Standards

c.	Recently Issued Accounting Standards:

Recently Adopted Accounting Pronouncements:

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2016-09, “Compensation - Stock Compensation (Topic 718)” (“ASU 2016-09”). ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for stock-based compensation: to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company elected to change its accounting policy to account for forfeitures as they occur. The guidance was applied on a modified, retrospective basis in the first quarter of fiscal 2017 and did not have a material impact on the Company’s consolidated financial results.

Recent Accounting Pronouncements Not Yet Adopted:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”, which amends the existing accounting standards for revenue recognition. The FASB has recently issued several amendments to the standard, including clarification on accounting for licenses of intellectual property and on identifying performance obligations. The Company plans to adopt the new standard effective January 1, 2018. The new standard permits two methods of adoption: retrospectively to each prior reporting period presented (the so-called “full retrospective method”), or retrospectively with the cumulative effect of initially applying the new standard recognized at the date of initial application (the so-called “modified retrospective method”). The Company currently anticipates adopting the new standard using the modified retrospective method. The Company is continuing to evaluate the impact that the standard will have on its consolidated financial statements and related disclosures.

In May 2017, the FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718) Scope of Modification Accounting. ASU 2017-09 provides clarification on when modification accounting should be used for changes to the terms or conditions of a share-based payment award. This ASU does not change the accounting for modifications but clarifies that modification accounting guidance should only be applied if there is a change to the value, vesting conditions, or award classification and would not be required if the changes are considered non-substantive. The Company is currently assessing the impact that adopting this new accounting standard will have on its consolidated financial statements. The amendments in ASU 2017-09 are effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. Early adoption is permitted. The amendments should be applied prospectively to an award modified on or after the adoption date.